UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset SMASh Series C Fund
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Western Asset SMASh Series C Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Western Asset SMASh Series C Fund[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,039,559,769
Total Number of Portfolio Holdings*	409
Portfolio Turnover Rate	3%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset SMASh Series C Fund	PAGE 1	7937-STSR-1024

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
SMASh Series C Fund
Financial Statements and Other Important Information
Semi-Annual  | August 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
August 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 80.8%
Communication Services — 10.1%
Diversified Telecommunication Services — 4.8%
AT&T Inc., Senior Notes	2.300%	6/1/27	$1,680,000	$1,589,280
AT&T Inc., Senior Notes	1.650%	2/1/28	3,220,000	2,936,364
AT&T Inc., Senior Notes	2.250%	2/1/32	1,550,000	1,307,712
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	348,009
AT&T Inc., Senior Notes	5.350%	9/1/40	480,000	478,857
AT&T Inc., Senior Notes	5.550%	8/15/41	450,000	455,990
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	304,308
AT&T Inc., Senior Notes	3.500%	9/15/53	620,000	441,431
AT&T Inc., Senior Notes	3.800%	12/1/57	27,290,000	20,018,689
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	1,062,735
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	354,630
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	655,419
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	1,370,000	1,205,662
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	2,924,000	2,485,372
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	3,160,000	3,074,328
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,950,000	2,832,759
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	1,375,491	1,356,852 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,353,713
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,830,000	1,313,968
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	210,000	167,480
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	83,332
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	540,000	356,639
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,400,000	4,067,243
Verizon Communications Inc., Senior Notes	3.875%	3/1/52	2,610,000	2,083,919
Total Diversified Telecommunication Services				50,334,691
Entertainment — 0.4%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	320,000	306,634
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	410,000	383,194
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,830,000	1,600,454
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	130,000	104,248
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,830,000	1,392,935
Total Entertainment				3,787,465
Media — 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	139,000	138,575
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	$700,000	$677,646
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	2,000,000	1,980,436
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	540,000	491,102
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	121,585
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,010,000	3,651,280
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	199,844
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	382,586
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	759,343
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,910,000	2,333,447
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	2,670,000	2,032,694
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	5,035,000	4,126,167
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	500,000	401,419
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,211,478
Comcast Corp., Senior Notes	3.400%	4/1/30	280,000	265,491
Comcast Corp., Senior Notes	4.250%	10/15/30	5,280,000	5,222,135
Comcast Corp., Senior Notes	3.750%	4/1/40	330,000	280,650
Comcast Corp., Senior Notes	4.000%	8/15/47	140,000	114,915
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	3.969%	11/1/47	$1,480,000	$1,208,947
Comcast Corp., Senior Notes	3.450%	2/1/50	1,010,000	749,512
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	1,023,121
Comcast Corp., Senior Notes	2.887%	11/1/51	2,000,000	1,310,314
Comcast Corp., Senior Notes	2.937%	11/1/56	2,634,000	1,676,908
Fox Corp., Senior Notes	5.576%	1/25/49	2,120,000	2,052,591
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	270,000	266,576
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	1,800,159
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	139,312
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,183,702
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	43,318
Total Media				35,845,253
Wireless Telecommunication Services — 1.5%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	100,000	98,200
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	540,000	474,334
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	10,970,000	10,207,975
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	2,820,000	2,394,050
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	270,000	243,474
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,720,000	1,286,065
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	780,000	551,625
Total Wireless Telecommunication Services				15,255,723

Total Communication Services				105,223,132
Consumer Discretionary — 4.7%
Automobiles — 0.7%
General Motors Co., Senior Notes	6.600%	4/1/36	350,000	379,136
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	211,050
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,039,837
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	918,256
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	257,838
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	2,190,000	2,147,348 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,000,000	1,939,786 (a)
Total Automobiles				6,893,251
Broadline Retail — 2.2%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	11,180,000	9,770,857
Amazon.com Inc., Senior Notes	3.600%	4/13/32	8,260,000	7,875,504
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	468,726
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	435,296
Amazon.com Inc., Senior Notes	3.100%	5/12/51	4,880,000	3,520,538
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	105,684
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — continued
Amazon.com Inc., Senior Notes	2.700%	6/3/60	$1,580,000	$983,224
Total Broadline Retail				23,159,829
Hotels, Restaurants & Leisure — 1.2%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,920,000	4,818,918
McDonald’s Corp., Senior Notes	3.625%	9/1/49	5,570,000	4,251,484
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,320,000	1,313,943
Sands China Ltd., Senior Notes	2.300%	3/8/27	950,000	880,181
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	998,387
Sands China Ltd., Senior Notes	2.850%	3/8/29	570,000	511,151
Total Hotels, Restaurants & Leisure				12,774,064
Specialty Retail — 0.6%
Home Depot Inc., Senior Notes	3.300%	4/15/40	1,050,000	860,758
Home Depot Inc., Senior Notes	4.950%	9/15/52	3,520,000	3,411,010
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	820,000	738,152
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,200,000	1,202,483
Total Specialty Retail				6,212,403

Total Consumer Discretionary				49,039,547
Consumer Staples — 2.3%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	620,000	631,741
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	378,555
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,153,000	1,069,633
Total Beverages				2,079,929
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	2,000,000	1,875,868 (a)
Personal Care Products — 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	660,000	644,042
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	450,000	430,279
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	710,000	659,873
Total Personal Care Products				1,734,194
Tobacco — 1.7%
Altria Group Inc., Senior Notes	4.400%	2/14/26	125,000	124,458
Altria Group Inc., Senior Notes	4.800%	2/14/29	44,000	44,274
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	707,018
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,050,000	796,938
Altria Group Inc., Senior Notes	3.700%	2/4/51	6,400,000	4,632,495
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
BAT Capital Corp., Senior Notes	3.557%	8/15/27	$2,945,000	$2,873,477
BAT Capital Corp., Senior Notes	7.750%	10/19/32	4,140,000	4,836,791
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	4,067,998
Total Tobacco				18,083,449

Total Consumer Staples				23,773,440
Energy — 13.4%
Oil, Gas & Consumable Fuels — 13.4%
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	191,085
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	1,770,359
BP Capital Markets America Inc., Senior Notes	3.001%	3/17/52	7,600,000	5,148,478
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	487,545
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	3,470,000	3,076,830 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,446,000	2,083,267 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	340,000	321,215 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,680,000	1,648,800
Continental Resources Inc., Senior Notes	5.750%	1/15/31	320,000	324,674 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,740,000	1,705,864
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,570,000	2,518,009
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,466,433
Devon Energy Corp., Senior Notes	4.500%	1/15/30	350,000	346,570
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,380,000	2,324,234
Devon Energy Corp., Senior Notes	4.750%	5/15/42	750,000	658,254
Devon Energy Corp., Senior Notes	5.000%	6/15/45	780,000	696,479
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	5,240,000	4,954,370
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	900,000	812,561
Ecopetrol SA, Senior Notes	5.875%	11/2/51	10,350,000	7,487,445
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,920,000	2,873,311
Energy Transfer LP, Senior Notes	4.950%	6/15/28	190,000	192,027
Energy Transfer LP, Senior Notes	5.250%	4/15/29	550,000	562,510
Energy Transfer LP, Senior Notes	3.750%	5/15/30	3,040,000	2,876,763
Energy Transfer LP, Senior Notes	5.300%	4/1/44	40,000	37,408
Energy Transfer LP, Senior Notes	5.400%	10/1/47	640,000	599,128
Energy Transfer LP, Senior Notes	6.250%	4/15/49	2,830,000	2,947,265
Energy Transfer LP, Senior Notes	5.000%	5/15/50	750,000	665,730
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,700,188
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	426,484
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	$2,420,000	$2,238,369
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	320,000	293,533
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	110,000	92,269
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	161,304
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,380,000	1,829,761
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,450,000	2,306,910 (b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,190,000	2,184,761
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,134,083
EOG Resources Inc., Senior Notes	4.950%	4/15/50	5,580,000	5,293,923
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,450,545
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	1,990,000	1,917,079
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	1,795,097
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,720,000	2,413,651
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	12,290,000	11,178,013 (a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,280,000	1,273,674
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	200,000	194,173
MPLX LP, Senior Notes	4.125%	3/1/27	550,000	544,064
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,663,879
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,463,499
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	193,559
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,195,732
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	681,035
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	231,026
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	216,878
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	780,137
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	2,517,298
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	348,717
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	4,543,923 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,833,987
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	1,722,420 (a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	739,111
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	1,307,000	895,438
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	520,000	497,021
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	$660,000	$575,218
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,540,000	1,340,234
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	937,109
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,338,246
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,000,000	726,821
Targa Resources Corp., Senior Notes	6.250%	7/1/52	290,000	303,926
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,800,000	1,769,012
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,630,000	2,385,450 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	4,509,890
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	530,000	492,293
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	2,650,000	2,088,561
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	1,380,000	1,364,720
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	296,909
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,680,000	2,566,972
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	400,000	362,061
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,870,000	1,831,756
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	340,256
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,470,000	1,368,107

Total Energy				139,325,696
Financials — 24.4%
Banks — 15.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,839,861 (a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,000,000	2,986,582 (a)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	786,871 (b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	2,898,865
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	13,500,000	11,682,019 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	538,430 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	3,240,000	2,857,616 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	599,000	577,683 (b)
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	$500,000	$487,017 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,480,000	5,452,089 (b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	1,006,910
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,450,000	4,176,091 (b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	590,000	592,024 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	3,160,000	3,149,207 (b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	670,000	664,310 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	1,080,000	1,055,260 (a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	5,000,000	4,572,384 (a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	6,490,000	6,422,822 (a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	5,200,000	5,162,355 (a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,000,000	2,982,410 (a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,190,000	2,851,406
Citigroup Inc., Senior Notes	4.650%	7/23/48	980,000	894,198
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,460,000	1,299,157 (b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	260,000	240,103 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	14,500,000	14,429,811 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,990,000	1,980,962
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	356,913
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	606,299
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,280,000	2,264,076
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,060,000	2,996,034
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,110,000	1,947,024 (a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	1,986,690 (a)(b)
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	$2,880,000	$2,848,037 (a)(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. Term SOFR + 1.796%)	4.583%	6/19/29	200,000	198,597 (b)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	730,000	724,187
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	3,720,000	3,588,860 (b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	170,000	166,799 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	2,558,269 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,280,000	921,398 (b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	380,000	316,665 (b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/47 then 3 mo. Term SOFR + 1.722%)	4.032%	7/24/48	2,500,000	2,124,283 (b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	570,000	563,115 (b)
JPMorgan Chase & Co., Senior Notes (4.912% to 7/25/32 then SOFR + 2.080%)	4.912%	7/25/33	19,705,000	19,824,220 (b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,327,501
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	831,992
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	600,000	545,929 (b)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	2,420,000	2,402,142
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	463,563
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	4,000,000	4,048,279 (b)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	1,090,000	1,126,151 (b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	919,000	792,409 (a)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	770,000	799,745 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	270,000	283,815 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	130,000	117,019 (b)
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	$13,227,000	$11,989,852 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	2,450,000	2,529,810 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	1,020,000	1,053,621 (b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	396,287
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	584,318
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,419,359
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,467,856
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	842,483
Total Banks				160,600,040
Capital Markets — 5.9%
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,740,000	1,647,024
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,980,000	1,461,307 (b)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	420,000	325,093 (b)
Goldman Sachs Group Inc., Senior Notes (3.436% to 2/24/42 then SOFR + 1.632%)	3.436%	2/24/43	5,980,000	4,737,935 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	1,000,000	986,432 (b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,010,000	1,002,991
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,736,776
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	993,138
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	469,968 (a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,710,000	3,360,034 (b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	15,200,000	16,647,226 (b)
UBS AG, Senior Notes	3.625%	9/9/24	550,000	549,838
UBS Group AG, Senior Notes	4.125%	9/24/25	1,440,000	1,427,382 (a)
UBS Group AG, Senior Notes	4.253%	3/23/28	10,060,000	9,903,224 (a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,040,000	3,742,737 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	11,760,000	11,367,751 (a)(b)
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	$730,000	$792,219 (a)(b)
Total Capital Markets				61,151,075
Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,450,000	1,382,266
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	1,130,000	1,057,269
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	690,000	613,624
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	396,218 (a)
Mastercard Inc., Senior Notes	3.650%	6/1/49	12,960,000	10,477,964
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	372,011 (a)
Visa Inc., Senior Notes	4.300%	12/14/45	7,985,000	7,244,862
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,438,878
Total Financial Services				22,983,092
Insurance — 0.8%
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	413,000	326,953
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	423,698
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	843,771 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	7,580,000	6,434,003 (a)
Total Insurance				8,028,425
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	475,903 (a)

Total Financials				253,238,535
Health Care — 8.8%
Biotechnology — 2.6%
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,409,512
AbbVie Inc., Senior Notes	3.200%	11/21/29	7,710,000	7,307,678
AbbVie Inc., Senior Notes	4.400%	11/6/42	6,270,000	5,763,836
AbbVie Inc., Senior Notes	4.875%	11/14/48	8,190,000	7,878,477
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,210,000	2,181,185
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	375,957
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,503,065
Total Biotechnology				27,419,710
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	$1,660,000	$1,680,882
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,130,000	6,072,372
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	357,000	324,515
Total Health Care Equipment & Supplies				8,077,769
Health Care Providers & Services — 4.6%
Cigna Group, Senior Notes	4.375%	10/15/28	700,000	696,320
Cigna Group, Senior Notes	4.800%	8/15/38	1,680,000	1,611,779
Cigna Group, Senior Notes	3.400%	3/15/50	8,900,000	6,352,338
CVS Health Corp., Senior Notes	4.300%	3/25/28	438,000	432,843
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	490,237
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	3,642,217
CVS Health Corp., Senior Notes	4.250%	4/1/50	5,590,000	4,398,107
Elevance Health Inc., Senior Notes	3.650%	12/1/27	2,990,000	2,925,950
Elevance Health Inc., Senior Notes	4.100%	5/15/32	4,100,000	3,957,689
Humana Inc., Senior Notes	3.950%	3/15/27	130,000	128,065
Humana Inc., Senior Notes	3.700%	3/23/29	1,350,000	1,303,639
Humana Inc., Senior Notes	2.150%	2/3/32	2,190,000	1,817,016
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,246,280
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	1,769,150
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	5,140,000	5,088,835
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	3,240,000	3,163,797
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,075,825
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	112,279
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	911,502
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	615,444
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	1,530,000	1,655,285
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	4,620,000	3,077,454
Total Health Care Providers & Services				47,472,051
Pharmaceuticals — 0.8%
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	1,653,341
Pfizer Inc., Senior Notes	4.000%	3/15/49	5,770,000	4,885,693
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,395,951
Total Pharmaceuticals				8,934,985

Total Health Care				91,904,515
Industrials — 4.6%
Aerospace & Defense — 3.2%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	492,106
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	483,760
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	2.800%	3/1/27	$630,000	$597,002
Boeing Co., Senior Notes	3.200%	3/1/29	1,450,000	1,337,799
Boeing Co., Senior Notes	3.250%	2/1/35	1,720,000	1,388,543
Boeing Co., Senior Notes	5.705%	5/1/40	570,000	554,500
Boeing Co., Senior Notes	3.750%	2/1/50	780,000	539,278
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	950,000	911,300
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,380,000	2,303,708
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	4,918,567
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	16,160,000	13,771,873
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	4,750,000	3,970,588
RTX Corp., Senior Notes	4.050%	5/4/47	2,430,000	2,014,906
Total Aerospace & Defense				33,283,930
Air Freight & Logistics — 0.7%
DP World Ltd., Senior Notes	5.625%	9/25/48	7,000,000	6,987,138 (a)
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	760,000	695,869
Carrier Global Corp., Senior Notes	2.700%	2/15/31	110,000	97,907
Carrier Global Corp., Senior Notes	3.577%	4/5/50	21,000	16,103
Total Building Products				809,879
Ground Transportation — 0.5%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,110,000	1,782,582
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,930,000	2,272,558
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	1,235,634
Total Ground Transportation				5,290,774
Passenger Airlines — 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,500,000	1,493,219
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	63,750	63,511 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	148,596 (a)
Total Passenger Airlines				1,705,326

Total Industrials				48,077,047
Information Technology — 2.9%
Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	2,100,000	1,827,289
Broadcom Inc., Senior Notes	4.150%	11/15/30	709,000	690,821
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,180,000	986,916 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	74,504 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	959,000	937,381 (a)
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	4.750%	3/25/50	$1,950,000	$1,637,396
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	509,835
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	2,650,000	2,533,817
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	700,000	662,614
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	2,880,000	2,514,095
Total Semiconductors & Semiconductor Equipment				12,374,668
Software — 1.4%
Oracle Corp., Senior Notes	1.650%	3/25/26	5,490,000	5,243,698
Oracle Corp., Senior Notes	2.950%	4/1/30	400,000	367,475
Oracle Corp., Senior Notes	3.250%	5/15/30	5,490,000	5,122,064
Workday Inc., Senior Notes	3.700%	4/1/29	3,697,000	3,573,798
Total Software				14,307,035
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	3.950%	8/8/52	3,864,000	3,330,615

Total Information Technology				30,012,318
Materials — 3.9%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	713,680 (a)
Metals & Mining — 2.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	279,859 (a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	3,600,000	3,523,852 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	6,750,000	6,974,501
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,032,641
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,340,000	5,234,088
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	9,060,212
Total Metals & Mining				26,105,153
Paper & Forest Products — 1.3%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	7,500,000	7,098,652 (a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,880,000	3,961,689
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	3,000,000	2,729,137
Total Paper & Forest Products				13,789,478

Total Materials				40,608,311
Real Estate — 0.2%
Retail REITs — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,907,094 (a)
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Retail REITs — continued
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	$400,000	$322,013 (a)

Total Real Estate				2,229,107
Utilities — 5.5%
Electric Utilities — 5.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	2,078,507 (a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	700,000	499,263
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	9,960,000	9,779,066
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	13,220,000	11,811,866
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	3,751,000	3,075,963
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,496,845
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	580,000	401,138
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	8,000,000	7,381,527 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.250%	1/25/49	5,000,000	5,215,635 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.875%	7/17/49	4,450,000	3,825,030 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.375%	2/5/50	5,500,000	4,479,730 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.000%	6/30/50	8,660,000	6,539,322 (a)

Total Utilities				56,583,892
Total Corporate Bonds & Notes (Cost — $854,859,897)				840,015,540
Asset-Backed Securities — 8.4%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.282%	4/20/36	1,000,000	1,003,837 (a)(b)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.051%	10/15/36	2,360,000	2,367,965 (a)(b)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. Term SOFR + 1.262%)	6.544%	4/20/31	1,148,885	1,150,104 (a)(b)
Birch Grove CLO Ltd., 2022-4A A1R (3 mo. Term SOFR + 1.480%)	6.781%	7/15/37	2,480,000	2,482,444 (a)(b)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.082%	10/20/36	1,735,000	1,741,613 (a)(b)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	6.928%	4/20/37	4,840,000	4,851,904 (a)(b)
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. Term SOFR + 1.262%)	6.544%	4/20/31	$2,060,184	$2,061,880 (a)(b)
BlueMountain CLO Ltd., 2021-28A A (3 mo. Term SOFR + 1.522%)	6.823%	4/15/34	9,440,000	9,447,050 (a)(b)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. Term SOFR + 2.012%)	7.313%	1/15/31	500,000	500,433 (a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.575%	7/27/31	1,106,625	1,107,690 (a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.244%	4/20/29	3,000,000	3,002,218 (a)(b)
CIFC Funding Ltd., 2017-1A ARR (3 mo. Term SOFR + 1.550%)	6.832%	4/21/37	1,320,000	1,322,384 (a)(b)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.802%	4/20/37	9,100,000	9,113,135 (a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	6.911%	4/25/37	5,100,000	5,110,558 (a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.235%	4/25/36	1,580,000	1,585,575 (a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,155,621	988,362 (a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.144%	10/20/30	2,680,000	2,681,566 (a)(b)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	6.854%	4/20/37	10,280,000	10,295,475 (a)(b)
Ocean Trails CLO, 2020-10A AR (3 mo. Term SOFR + 1.482%)	6.783%	10/15/34	3,085,000	3,087,773 (a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.378%	2/14/31	7,496,335	7,501,930 (a)(b)
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	7.149%	4/20/36	2,490,000	2,500,434 (a)(b)
Palmer Square CLO Ltd., 2022-5A A (3 mo. Term SOFR + 2.000%)	7.282%	10/20/35	1,000,000	1,000,000 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.112%	1/20/37	5,000,000	5,023,721 (a)(b)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.941%	1/14/34	2,080,000	2,084,201 (a)(b)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	7.133%	1/23/37	1,810,000	1,818,909 (a)(b)
Voya CLO Ltd., 2017-3A A1R (3 mo. Term SOFR + 1.302%)	6.584%	4/20/34	1,530,000	1,530,952 (a)(b)
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.765%	10/24/34	$1,750,000	$1,751,660 (a)(b)

Total Asset-Backed Securities (Cost — $87,102,980)				87,113,773
Sovereign Bonds — 7.5%
Colombia — 2.7%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	38,670,000	28,193,203
Israel — 0.5%
Israel Government International Bond, Senior Notes	4.125%	1/17/48	7,060,000	5,499,175
Kazakhstan — 0.4%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	4,249,835 (a)
Mexico — 3.9%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	53,510,000	40,815,919

Total Sovereign Bonds (Cost — $70,665,911)				78,758,132
U.S. Government & Agency Obligations — 0.3%
U.S. Government Obligations — 0.3%
U.S. Treasury Bonds	3.000%	2/15/48	1,020,000	815,881
U.S. Treasury Bonds	1.375%	8/15/50	10,000	5,418
U.S. Treasury Bonds	4.000%	11/15/52	10,000	9,600
U.S. Treasury Notes	4.000%	7/31/29	2,020,000	2,044,145

Total U.S. Government & Agency Obligations (Cost — $3,110,643)				2,875,044
Total Investments before Short-Term Investments (Cost — $1,015,739,431)				1,008,762,489
			Shares
Short-Term Investments — 0.5%
BNY Mellon Cash Reserve Fund (Cost — $4,765,343)	2.100%		4,765,343	4,765,343 (d)
Total Investments — 97.5% (Cost — $1,020,504,774)				1,013,527,832
Other Assets in Excess of Liabilities — 2.5%				26,031,937
Total Net Assets — 100.0%				$1,039,559,769

See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series C Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	711	12/24	$147,578,002	$147,565,829	$(12,173)
U.S. Treasury Long-Term Bonds	1,741	12/24	217,100,689	214,360,625	(2,740,064)
U.S. Treasury Ultra 10-Year Notes	107	12/24	12,636,427	12,565,812	(70,615)
					(2,822,852)
Contracts to Sell:
U.S. Treasury 5-Year Notes	91	12/24	9,988,515	9,955,258	33,257
U.S. Treasury 10-Year Notes	2,351	12/24	268,546,318	266,985,437	1,560,881
U.S. Treasury Ultra Long- Term Bonds	3	12/24	402,253	395,813	6,440
					1,600,578
Net unrealized depreciation on open futures contracts					$(1,222,274)
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

 Western Asset SMASh Series C Fund
At August 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.42 Index	$984,319,000	6/20/29	1.000% quarterly	$21,824,881	$19,919,074	$1,905,807

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
August 31, 2024

Assets:
Investments, at value (Cost — $1,020,504,774)	$1,013,527,832
Deposits with brokers for centrally cleared swap contracts	21,151,453
Interest receivable	13,048,007
Receivable for securities sold	5,588,750
Deposits with brokers for open futures contracts	4,425,072
Receivable for Fund shares sold	492,547
Receivable from brokers — net variation margin on centrally cleared swap contracts	208,734
Receivable from investment manager	24,653
Prepaid expenses	16,300
Total Assets	1,058,483,348
Liabilities:
Payable for Fund shares repurchased	18,273,248
Payable to brokers — net variation margin on open futures contracts	555,281
Trustees’ fees payable	4,779
Accrued expenses	90,271
Total Liabilities	18,923,579
Total Net Assets	$1,039,559,769
Net Assets:
Par value (Note 5)	$1,101
Paid-in capital in excess of par value	1,062,985,587
Total distributable earnings (loss)	(23,426,919)
Total Net Assets	$1,039,559,769
Shares Outstanding	110,065,886
Net Asset Value	$9.44
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended August 31, 2024

Investment Income:
Interest from unaffiliated investments	$28,929,700
Interest from affiliated investments	2,441
Less: Foreign taxes withheld	(27,382)
Total Investment Income	28,904,759
Expenses:
Fund accounting fees	39,207
Legal fees	19,852
Audit and tax fees	19,254
Registration fees	19,119
Shareholder reports	14,187
Trustees’ fees	14,079
Commodity pool reports	5,861
Commitment fees (Note 7)	5,317
Custody fees	3,373
Transfer agent fees (Note 2)	1,654
Miscellaneous expenses	5,592
Total Expenses	147,495
Less: Fee waivers and/or expense reimbursements (Note 2)	(147,495)
Net Expenses	—
Net Investment Income	28,904,759
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(6,043,120)
Futures contracts	2,493,187
Swap contracts	14,485,176
Foreign currency transactions	13
Net Realized Gain	10,935,256
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	35,160,953
Investments in affiliated securities	1,400
Futures contracts	(1,865,605)
Swap contracts	(7,970,316)
Change in Net Unrealized Appreciation (Depreciation)	25,326,432
Net Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	36,261,688
Increase in Net Assets From Operations	$65,166,447
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2024 (unaudited) and the Year Ended February 29, 2024	August 31	February 29
Operations:
Net investment income	$28,904,759	$59,556,110
Net realized gain	10,935,256	27,083,375
Change in net unrealized appreciation (depreciation)	25,326,432	14,064,481
Increase in Net Assets From Operations	65,166,447	100,703,966
Distributions to Shareholders From (Note 1):
Total distributable earnings	(31,256,192)	(71,288,203)
Decrease in Net Assets From Distributions to Shareholders	(31,256,192)	(71,288,203)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	107,194,634	257,797,736
Cost of shares repurchased	(248,476,910)	(354,238,403)
Decrease in Net Assets From Fund Share Transactions	(141,282,276)	(96,440,667)
Decrease in Net Assets	(107,372,021)	(67,024,904)
Net Assets:
Beginning of period	1,146,931,790	1,213,956,694
End of period	$1,039,559,769	$1,146,931,790
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2024[1,2]	2024[1,3]	2023[1]	2022[1]	2021[1]	2020[1,3]
Net asset value, beginning of period	$9.16	$8.92	$9.10	$9.68	$9.66	$9.30
Income (loss) from operations:
Net investment income	0.24	0.45	0.37	0.29	0.26	0.37
Net realized and unrealized gain (loss)	0.30	0.33	(0.10)	(0.51)	0.11	0.40
Total income (loss) from operations	0.54	0.78	0.27	(0.22)	0.37	0.77
Less distributions from:
Net investment income	(0.26)	(0.54)	(0.45)	(0.36)	(0.35)	(0.41)
Total distributions	(0.26)	(0.54)	(0.45)	(0.36)	(0.35)	(0.41)
Net asset value, end of period	$9.44	$9.16	$8.92	$9.10	$9.68	$9.66
Total return[4]	6.08%	9.07%	3.09%	(2.43)%	3.98%	8.36%
Net assets, end of period (millions)	$1,040	$1,147	$1,214	$1,740	$1,912	$1,244
Ratios to average net assets:
Gross expenses[5]	0.03%[6]	0.03%	0.02%	0.02%	0.03%	0.03%
Net expenses[7,8]	0.00 [6]	0.00	0.00	0.00	0.00	0.00
Net investment income	5.11 [6]	5.04	4.20	3.04	2.80	3.81
Portfolio turnover rate	3%	7%	44%	12%	13%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2024 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.
[6]	Annualized.
[7]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series C Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$840,015,540	—	$840,015,540
Asset-Backed Securities	—	87,113,773	—	87,113,773
Sovereign Bonds	—	78,758,132	—	78,758,132
U.S. Government & Agency Obligations	—	2,875,044	—	2,875,044
Total Long-Term Investments	—	1,008,762,489	—	1,008,762,489
Short-Term Investments†	—	4,765,343	—	4,765,343
Total Investments	—	$1,013,527,832	—	$1,013,527,832
Other Financial Instruments:
Futures Contracts††	$1,600,578	—	—	$1,600,578
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$1,905,807	—	1,905,807
Total Other Financial Instruments	$1,600,578	$1,905,807	—	$3,506,385
Total	$1,600,578	$1,015,433,639	—	$1,017,034,217

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,822,852	—	—	$2,822,852

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2024, the total notional value of all credit default swaps to sell protection was $984,319,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended August 31, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of August 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the six months ended August 31, 2024, fees waived and/or expenses reimbursed amounted to $147,495.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the six months ended August 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $1,404 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
3. Investments
During the six months ended August 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$6,312,856	$28,778,801
Sales	128,794,790	37,157,833
At August 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,027,225,812	$43,030,977	$(56,728,957)	$(13,697,980)
Futures contracts	—	1,600,578	(2,822,852)	(1,222,274)
Swap contracts	19,919,074	1,905,807	—	1,905,807
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$1,600,578	—	$1,600,578
Centrally cleared swap contracts[3]	—	$1,905,807	1,905,807
Total	$1,600,578	$1,905,807	$3,506,385

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$2,822,852

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$2,493,187	—	$2,493,187
Swap contracts	—	$14,485,176	14,485,176
Total	$2,493,187	$14,485,176	$16,978,363

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(1,865,605)	—	$(1,865,605)
Swap contracts	—	$(7,970,316)	(7,970,316)
Total	$(1,865,605)	$(7,970,316)	$(9,835,921)
During the six months ended August 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$334,548,860
Futures contracts (to sell)	311,691,161
Average Notional Balance
Credit default swap contracts (sell protection)	$1,009,438,871
5. Shares of beneficial interest
At August 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.
Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2024	Year Ended February 29, 2024
Shares sold	11,659,499	28,637,977
Shares repurchased	(26,786,932)	(39,542,929)
Net decrease	(15,127,433)	(10,904,952)
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an affiliated company for all or some portion of the six months ended August 31, 2024. The following transactions were effected in such company for the six months ended August 31, 2024.

	Affiliate Value at February 29, 2024	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$998,600	—	—	$1,000,000	1,000,000

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$2,441	$1,400	—
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2024.
8. Deferred capital losses
As of February 29, 2024, the Fund had deferred capital losses of $22,598,273, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset SMASh Series C Fund 2024 Semi-Annual Report

9. Recent accounting pronouncement
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Western Asset SMASh Series C Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset SMASh Series C Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s
Western Asset SMASh Series C Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
performance, the Board took into account that the Fund is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional general bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median. The Board noted that the Fund’s performance exceeded the performance of its

Western Asset SMASh Series C Fund

benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Board noted that the Fund does not pay a management fee. The Board also noted that the Fund is an integral part of the separately managed account program, and the Advisers are compensated directly or indirectly by separately managed account program sponsors. The Board recognized that FTFA had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board discussed whether FTFA realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to FTFA. The Board also noted that FTFA has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset SMASh Series C Fund

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Western Asset
SMASh Series C Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset SMASh Series C Fund
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset SMASh Series C Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset SMASh Series C Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90521-SFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2024